Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 5.3%
Centuria Capital Group	1,215,188	$ 1,062,575
Charter Hall Group, REIT	69,535	424,274
Dexus, REIT	405,565	1,903,533
Goodman Group, REIT	338,458	4,667,768
Lendlease Corp. Ltd.	101,336	467,806
National Storage, REIT	1,782,136	2,497,897
NEXTDC Ltd. (A)	159,818	1,273,134

		12,296,987

Belgium - 0.9%
VGP NV (B)	21,885	2,034,980

Canada - 1.1%
Allied Properties, REIT	60,830	803,005
Choice Properties, REIT	183,720	1,715,126

		2,518,131

France - 0.8%
Unibail-Rodamco-Westfield, REIT (A)	39,331	1,943,991

Germany - 1.8%
Vonovia SE	169,823	4,095,430

Hong Kong - 6.9%
CK Asset Holdings Ltd.	739,000	3,892,727
Hang Lung Group Ltd.	102,000	143,799
Hang Lung Properties Ltd.	271,000	370,979
Henderson Land Development Co. Ltd.	192,000	506,299
Link, REIT	1,270,819	6,231,613
Sun Hung Kai Properties Ltd.	246,000	2,632,478
Wharf Holdings Ltd. (B)	180,000	451,439
Wharf Real Estate Investment Co. Ltd.	464,000	1,792,375

		16,021,709

Israel - 0.4%
Amot Investments Ltd.	78,691	381,939
Azrieli Group Ltd.	11,894	610,554

		992,493

Japan - 10.4%
Daito Trust Construction Co. Ltd.	11,400	1,201,485
Daiwa House Industry Co. Ltd.	64,200	1,724,859
Daiwa House Investment Corp., REIT	1,121	1,978,853
Invincible Investment Corp., REIT	3,232	1,336,574
Japan Hotel Investment Corp., REIT (B)	4,218	2,204,402
Japan Real Estate Investment Corp., REIT	527	2,055,949
Kenedix Office Investment Corp., REIT	934	2,162,500
Mitsubishi Estate Co. Ltd.	387,200	5,065,418
Mitsui Fudosan Co. Ltd.	88,900	1,959,560
Mitsui Fudosan Logistics Park, Inc., REIT	663	2,089,621
ORIX J-REIT, Inc.	1,574	1,889,558
Tokyu Fudosan Holdings Corp.	88,900	546,702

		24,215,481

Mexico - 0.5%
Corp. Inmobiliaria Vesta SAB de CV, ADR	34,650	1,138,946

Republic of Korea - 0.5%
ESR Kendall Square Co. Ltd., REIT	320,114	896,278
LOTTE Co. Ltd., REIT	105,243	254,908

		1,151,186

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.0%
Capitaland Investment Ltd. (B)	669,600	$ 1,518,478
Cromwell European, REIT (B)	564,422	763,821

		2,282,299

Spain - 1.8%
Cellnex Telecom SA (A) (C)	59,101	2,060,115
Inmobiliaria Colonial Socimi SA, REIT (B)	371,976	2,115,802

		4,175,917

Sweden - 1.4%
Castellum AB (B)	205,375	2,093,122
Sagax AB, B Shares	62,543	1,193,552

		3,286,674

Switzerland - 1.0%
Swiss Prime Site AG	26,644	2,443,616

United Kingdom - 4.4%
Big Yellow Group PLC, REIT	208,198	2,384,000
Great Portland Estates PLC, REIT	314,353	1,602,439
LXI PLC, REIT	1,426,051	1,579,852
Segro PLC, REIT	59,458	521,886
Tritax Big Box PLC, REIT	689,530	1,176,131
UNITE Group PLC, REIT	281,966	3,087,640

		10,351,948

United States - 59.1%
Agree Realty Corp., REIT	78,304	4,325,513
Alexandria Real Estate Equities, Inc., REIT	46,347	4,639,335
AvalonBay Communities, Inc., REIT	42,190	7,245,711
Boston Properties, Inc., REIT	45,257	2,691,886
Brixmor Property Group, Inc., REIT	84,526	1,756,450
Cousins Properties, Inc., REIT	74,043	1,508,256
Digital Realty Trust, Inc., REIT	54,215	6,561,099
EPR Properties, REIT	95,088	3,949,956
Equinix, Inc., REIT	15,455	11,224,348
Equity Residential, REIT	52,971	3,109,927
Extra Space Storage, Inc., REIT	64,377	7,826,956
Federal Realty Investment Trust, REIT	19,928	1,806,075
Host Hotels & Resorts, Inc., REIT	134,704	2,164,693
Invitation Homes, Inc., REIT	178,687	5,662,591
Mid-America Apartment Communities, Inc., REIT	11,925	1,534,151
Omega Healthcare Investors, Inc., REIT	58,033	1,924,374
Physicians Realty Trust, REIT	227,785	2,776,699
Prologis, Inc., REIT	104,484	11,724,150
Public Storage, REIT	10,106	2,663,133
Regency Centers Corp., REIT	69,045	4,104,035
Rexford Industrial Realty, Inc., REIT	105,008	5,182,145
Ryman Hospitality Properties, Inc., REIT	28,930	2,409,290
SBA Communications Corp., REIT	5,082	1,017,264
Simon Property Group, Inc., REIT	51,552	5,569,163
SL Green Realty Corp., REIT (B)	49,787	1,857,055
Spirit Realty Capital, Inc., REIT	92,419	3,098,809
STAG Industrial, Inc., REIT	124,463	4,295,218
Sun Communities, Inc., REIT	32,781	3,879,304
UDR, Inc., REIT	64,224	2,290,870
Ventas, Inc., REIT	100,738	4,244,092
Veris Residential, Inc., REIT	67,053	1,106,374

Transamerica Series Trust	Page 1

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VICI Properties, Inc., REIT	264,761	$ 7,704,545
Welltower, Inc., REIT	69,490	5,692,621

		137,546,088

Total Common Stocks (Cost $259,577,731)		226,495,876

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	1,884,157	1,884,157

Total Other Investment Company (Cost $1,884,157)		1,884,157

Principal	Value
REPURCHASE AGREEMENT - 2.9%

Fixed Income Clearing Corp., 2.50% (D), dated 09/29/2023, to be repurchased at $6,744,810 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $6,878,280.

$ 6,743,405	$ 6,743,405

Total Repurchase Agreement (Cost $6,743,405)	6,743,405

Total Investments (Cost $268,205,293)	235,123,438
Net Other Assets (Liabilities) - (1.0)%	(2,368,829)

Net Assets - 100.0%	$ 232,754,609

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long (E)	GSI	Pay	10/20/2023	USD	357,348	0.2%	$336,612	$(20,736)

Transamerica Series Trust	Page 2

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/16/2023	USD	51,234	AUD	79,000	$411	$—
BNP	10/16/2023	USD	133,563	JPY	18,500,000	9,421	—
BNP	10/16/2023	USD	126,853	SEK	1,395,000	—	(913)
BNP	10/16/2023	NOK	4,405,000	USD	436,864	—	(24,865)
BNP	10/16/2023	SEK	4,807,000	USD	463,073	—	(22,808)
BNP	10/16/2023	EUR	692,000	USD	770,274	—	(38,167)
BNP	10/16/2023	JPY	119,448,000	USD	826,952	—	(25,407)
BNP	10/16/2023	AUD	92,000	USD	59,124	62	—
BNP	10/16/2023	CAD	472,000	USD	350,149	—	(2,563)
BOA	10/16/2023	KRW	343,097,000	USD	258,814	—	(4,332)
BOA	10/16/2023	EUR	234,000	USD	251,407	—	(3,844)
CITI	10/16/2023	USD	25,895	AUD	38,000	1,448	—
CITI	10/16/2023	USD	76,320	CAD	104,000	—	(266)
CITI	10/16/2023	USD	236,202	EUR	224,000	—	(781)
CITI	10/16/2023	USD	1,151,319	KRW	1,490,682,000	45,649	—
CITI	10/16/2023	EUR	4,000	USD	4,405	—	(173)
CITI	10/16/2023	GBP	82,000	USD	101,509	—	(1,451)
CITI	10/16/2023	JPY	117,756,000	USD	791,041	—	(851)
GSI	10/16/2023	SEK	248,000	USD	23,694	—	(980)
GSI	10/16/2023	HKD	153,000	USD	19,561	—	(16)
GSI	10/16/2023	SGD	73,000	USD	53,577	—	(137)
HSBC	10/16/2023	USD	127,541	AUD	188,000	6,595	—
HSBC	10/16/2023	USD	289,288	CAD	381,000	8,716	—
HSBC	10/16/2023	USD	1,126,830	GBP	885,000	46,934	—
HSBC	10/16/2023	USD	1,821,184	HKD	14,235,000	2,743	—
HSBC	10/16/2023	USD	736,907	JPY	108,388,000	9,580	—
HSBC	10/16/2023	JPY	128,503,000	USD	894,351	—	(32,045)
HSBC	10/16/2023	SGD	56,000	USD	42,463	—	(1,468)
HSBC	10/16/2023	HKD	7,445,000	USD	952,845	—	(1,789)
HSBC	10/16/2023	EUR	695,000	USD	745,383	—	(10,102)
HSBC	10/16/2023	AUD	33,000	USD	21,417	—	(187)
HSBC	10/16/2023	GBP	282,000	USD	343,924	179	—
HSBC	10/16/2023	CAD	310,000	USD	229,823	—	(1,536)
JPM	10/16/2023	USD	270,647	AUD	420,000	448	—
JPM	10/16/2023	USD	197,207	EUR	184,000	2,542	—
JPM	10/16/2023	USD	947,614	HKD	7,410,000	1,029	—
JPM	10/16/2023	USD	1,706,215	JPY	242,650,000	77,936	—
JPM	10/16/2023	USD	16,273	SEK	177,000	62	—
JPM	10/16/2023	ILS	4,627,000	USD	1,274,419	—	(60,408)
JPM	10/16/2023	JPY	482,632,103	USD	3,449,419	—	(210,763)
JPM	10/16/2023	AUD	80,000	USD	51,628	—	(161)
JPM	10/16/2023	CAD	64,000	USD	48,063	—	(933)
JPM	10/16/2023	CHF	54,000	USD	61,623	—	(2,528)
JPM	10/16/2023	GBP	106,000	USD	130,571	—	(1,228)
NOMI	10/16/2023	USD	3,087,277	EUR	2,765,000	162,020	—
NOMI	10/16/2023	NZD	1,253,000	USD	789,695	—	(38,708)
NOMI	10/16/2023	CHF	107,000	USD	124,525	—	(7,428)
NOMI	10/16/2023	EUR	21,000	USD	23,705	—	(1,488)
NOMI	10/16/2023	AUD	69,000	USD	46,168	—	(1,779)
SSB	10/16/2023	USD	57,370	AUD	88,000	757	—
SSB	10/16/2023	USD	53,746	CAD	73,000	—	(12)
SSB	10/16/2023	USD	1,930,421	GBP	1,487,000	115,953	—
SSB	10/16/2023	USD	556,482	HKD	4,352,000	539	—
SSB	10/16/2023	USD	47,100	JPY	6,688,000	2,221	—
SSB	10/16/2023	USD	254,283	NOK	2,649,000	6,522	—
SSB	10/16/2023	USD	340,714	SGD	465,000	310	—
SSB	10/16/2023	SGD	9,036,000	USD	6,821,910	—	(207,080)
SSB	10/16/2023	SEK	2,012,000	USD	194,282	—	(10,007)

Transamerica Series Trust	Page 3

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	10/16/2023	AUD	227,000	USD	147,602	$—	$(1,566)
SSB	10/16/2023	GBP	243,000	USD	298,291	—	(1,778)
SSB	10/16/2023	JPY	88,498,000	USD	596,653	—	(2,796)
UBS	10/16/2023	USD	273,172	AUD	406,000	11,980	—
UBS	10/16/2023	USD	22,149	GBP	18,000	185	—
UBS	10/16/2023	USD	3,557,199	HKD	27,796,000	6,418	—
UBS	10/16/2023	USD	40,286	JPY	5,863,000	942	—
UBS	10/16/2023	EUR	629,000	USD	682,711	—	(17,255)
UBS	10/16/2023	GBP	152,000	USD	193,787	—	(8,314)
UBS	10/16/2023	CHF	55,000	USD	62,780	—	(2,590)
UBS	10/16/2023	AUD	192,000	USD	123,060	459	—
UBS	10/16/2023	ILS	16,000	USD	4,209	—	(11)
UBS	10/16/2023	JPY	236,815,000	USD	1,610,345	—	(21,220)
UBS	10/16/2023	CAD	528,000	USD	392,458	—	(3,633)
UBS	10/16/2023	HKD	96,000	USD	12,274	—	(10)

Total						$522,061	$(776,377)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	19.5%	$45,829,198
Real Estate Management & Development	15.4	36,266,543
Retail REITs	13.1	30,805,683
Industrial REITs	13.0	30,553,197
Residential REITs	11.9	27,916,568
Office REITs	9.9	23,229,318
Health Care REITs	6.2	14,637,786
Hotel & Resort REITs	3.4	8,114,959
Diversified REITs	2.5	5,809,375
Diversified Telecommunication Services	0.9	2,060,115
IT Services	0.5	1,273,134

Investments	96.3	226,495,876
Short-Term Investments	3.7	8,627,562

Total Investments	100.0%	$235,123,438

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$141,203,165	$85,292,711	$—	$226,495,876
Other Investment Company	1,884,157	—	—	1,884,157
Repurchase Agreement	—	6,743,405	—	6,743,405

Total Investments	$143,087,322	$92,036,116	$—	$235,123,438

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$522,061	$—	$522,061

Total Other Financial Instruments	$—	$522,061	$—	$522,061

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$(20,736)	$—	$(20,736)
Forward Foreign Currency Contracts (G)	—	(776,377)	—	(776,377)

Total Other Financial Instruments	$—	$(797,113)	$—	$(797,113)

Transamerica Series Trust	Page 4

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,742,699, collateralized by cash collateral of $1,884,157 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,215,462. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of the 144A security is $2,060,115, representing 0.9% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2023.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the Federal Funds Rate and the RBA Interbank Overnight Cash Rate.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Real Estate Securities VP (formerly, Transamerica BlackRock Global Real Estate Securities VP) (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7